Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 12,496
Property, plant and equipment at end of period	10,856	$ 12,496
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	30,927	32,506
Additions / Depreciation charge for the year	3,109	128
Disposals	(3,877)
Net exchange differences	842	(1,707)
Property, plant and equipment at end of period	31,001	30,927
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(18,431)	(16,027)
Additions / Depreciation charge for the year	(2,843)	(3,355)
Disposals	1,775
Net exchange differences	(646)	951
Property, plant and equipment at end of period	(20,145)	(18,431)
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,089
Property, plant and equipment at end of period	7,259	7,089
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,089	7,573
Additions / Depreciation charge for the year	0	0
Disposals	0
Net exchange differences	170	(484)
Property, plant and equipment at end of period	7,259	7,089
Artwork | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Additions / Depreciation charge for the year	0	0
Disposals	0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	310
Property, plant and equipment at end of period	284	310
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,823	2,981
Additions / Depreciation charge for the year	154	2
Disposals	(591)
Net exchange differences	404	(160)
Property, plant and equipment at end of period	2,790	2,823
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,513)	(2,579)
Additions / Depreciation charge for the year	(141)	(98)
Disposals	399
Net exchange differences	(251)	164
Property, plant and equipment at end of period	(2,506)	(2,513)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	180
Property, plant and equipment at end of period	271	180
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,002	3,036
Additions / Depreciation charge for the year	224	126
Disposals	(189)
Net exchange differences	59	(160)
Property, plant and equipment at end of period	3,096	3,002
Computer hardware and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,822)	(2,882)
Additions / Depreciation charge for the year	(68)	(93)
Disposals	181
Net exchange differences	(116)	153
Property, plant and equipment at end of period	(2,825)	(2,822)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	840
Property, plant and equipment at end of period	1,253	840
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,654	6,026
Additions / Depreciation charge for the year	1,157	0
Disposals	(413)
Net exchange differences	123	(372)
Property, plant and equipment at end of period	6,521	5,654
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,814)	(4,570)
Additions / Depreciation charge for the year	(521)	(522)
Disposals	201
Net exchange differences	(134)	278
Property, plant and equipment at end of period	(5,268)	(4,814)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,077
Property, plant and equipment at end of period	1,789	4,077
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,359	12,890
Additions / Depreciation charge for the year	1,574	0
Disposals	(2,684)
Net exchange differences	86	(531)
Property, plant and equipment at end of period	11,335	12,359
Right of use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,282)	(5,996)
Additions / Depreciation charge for the year	(2,113)	(2,642)
Disposals	994
Net exchange differences	(145)	356
Property, plant and equipment at end of period	$ (9,546)	$ (8,282)